GMO Emerging Domestic Opportunities Fund
GMO EMERGING DOMESTIC OPPORTUNITIES FUND
Investment objective
Total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees GMO Emerging Domestic Opportunities Fund	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	0.80%	0.80%	0.80%	0.80%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Emerging Domestic Opportunities Fund		Class II	Class III	Class IV	Class V	Class VI
Management fee	[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder service fee	[1]	0.22%	0.15%	0.105%	0.085%	0.055%
Other expenses		0.12%	0.12%	0.12%	0.16%	0.12%
Acquired fund fees and expenses (underlying fund expenses)	[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Total annual operating expenses		1.16%	1.09%	1.05%	1.07%	1.00%
Expense reimbursement/waiver	[1]	(0.03%)	(0.03%)	(0.03%)	(0.06%)	(0.03%)
Total annual operating expenses	[3]	1.13%	1.06%	1.02%	1.01%	0.97%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund's average daily net assets. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2015, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.02% and 0.05%, respectively.
[3]	after expense reimbursement/waiver (Fund and underlying fund expenses)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Emerging Domestic Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II	277	534	810	1,601
Class III	270	512	774	1,522
Class IV	266	498	748	1,467
Class V	265	501	756	1,487
Class VI	261	482	722	1,410

If you do not sell your shares
Expense Example, No Redemption GMO Emerging Domestic Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II	194	445	715	1,485
Class III	187	423	678	1,406
Class IV	183	408	652	1,350
Class V	182	412	660	1,370
Class VI	178	393	625	1,292

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2014, the Fund’s portfolio turnover rate (excluding short-term investments) was 274% of the average value of its portfolio.
Principal investment strategies
The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policies”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and often include investments in companies located in developed markets (e.g., the United States) that are related to, or whose prospects are linked to, emerging markets. GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

GMO primarily uses fundamental analysis to evaluate and select countries, sectors, and companies that it believes are likely to benefit from domestic growth in emerging markets. The process begins with country and sector allocation and then focuses on the selection of individual companies. In evaluating and selecting investments, GMO may consider many factors, including GMO’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors. In constructing the Fund’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk, transaction costs, and liquidity. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund and/or its shareholders may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.
  Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including ETFs) will not perform as expected.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class II Shares Years Ending December 31

Highest Quarter: 12.66% (1Q2012) Lowest Quarter: – 4.53% (2Q2013) Year-to-Date (as of 3/31/14): – 2.50%
Average Annual Total Returns Periods Ending December 31, 2013
Average Annual Total Returns GMO Emerging Domestic Opportunities Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class II	1.76%			6.28%	Mar. 24, 2011
Class II Return After Taxes on Distributions	0.59%			5.74%	Mar. 24, 2011
Class II Return After Taxes on Distributions and Sale of Fund Shares	1.82%			4.86%	Mar. 24, 2011
Class II MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(2.60%)			(1.82%)	Mar. 24, 2011
Class III	1.82%			11.13%	Jun. 29, 2012
Class III MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(2.60%)			7.07%	Jun. 29, 2012
Class IV	1.89%			7.12%	May 02, 2012
Class IV MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(2.60%)			1.05%	May 02, 2012
Class VI	1.92%			9.16%	Sep. 19, 2011
Class VI MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(2.60%)			4.90%	Sep. 19, 2011